Dec. 31, 2024
MML Balanced Allocation Fund
The table below shows the Fund’s approximate allocation, as of November 17, 2025, among various asset classes and MML Underlying Funds. MML Advisers does not intend to trade actively among MML Underlying Funds or to attempt to capture short-term market opportunities as primary activities. MML Advisers in its absolute discretion may modify the asset allocation strategy or the selection of MML Underlying Funds at any time and from time to time, and may invest the Fund’s assets in additional or different MML Underlying Funds, including Funds that may be created in the future. At any given time, the Fund’s allocations to MML Underlying Funds may be affected by a variety of factors (such as, for example, whether an MML Underlying Fund is accepting additional investments). Information regarding the Fund’s actual allocations to MML Underlying Funds is available in the Fund’s shareholder reports and at https://www.massmutual.com/funds from time to time. A brief description of the MML Underlying Funds is included in Appendix E of the Statement of Additional Information (“SAI”).

Equity Funds	50.00%
– U.S. Large Cap Equity Funds
MML Blue Chip Growth Fund	5.50%
MML Equity Income Fund	7.94%
MML Focused Equity Fund	6.97%
MML Fundamental Equity Fund	3.51%
MML Income & Growth Fund	1.74%
MML Large Cap Growth Fund	4.02%
– U.S. Mid Cap Equity Funds
MML Invesco Discovery Mid Cap Fund	0.58%
MML Mid Cap Growth Fund	2.30%
MML Mid Cap Value Fund	2.29%
MML Small/Mid Cap Value Fund	0.68%
– U.S. Small Cap Equity Funds
MML Small Cap Growth Equity Fund	0.62%
MML Small Company Value Fund	1.05%
– Global Developed Funds
MML Global Fund	2.79%
– International Developed Funds
MML Foreign Fund	2.35%
MML International Equity Fund	7.00%
– Emerging Markets Funds
Fidelity VIP Emerging Markets Portfolio	1.10%
Fixed Income Funds	50.00%
– Global Bond Funds
Invesco Global Strategic Income Fund	1.69%
– High Yield Bond Funds
MassMutual High Yield Fund	0.27%
– Inflation Managed Funds
MML Inflation-Protected and Income Fund	1.83%
– U.S. Long-Term Bond Funds
PIMCO Long-Term U.S. Government Portfolio	1.38%

– U.S. Core/Core Plus Bond Funds
MML Managed Bond Fund	21.05%
MML Total Return Bond Fund	18.99%
– U.S. Short-Term Bond Funds
MML Short-Duration Bond Fund	4.34%

Note: Above allocations may not sum up to 100% due to rounding.